Related Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 28, 2024	Dec. 30, 2023
Related Party Transactions [Abstract]
Schedule of Related Party Transactions	Board and Committee Members
	Nine Months Ended September 28, 2024
	Cash Compensation	Shares Issued	Value of Shares Issued	Compensation Expense Recognized
Dimitri Villard	$75	24,000	$60	$135
Nick Florio	75	25,000	60	135
Vincent Cebula	75	24,000	60	135
Alicia Barker	—	24,000	55	55
Brendan Flood	—	24,000	55	55
	$225	121,000	$290	$515
	Nine Months Ended September 30, 2023
	Cash Compensation	Shares Issued	Value of Shares Issued	Compensation Expense Recognized
Dimitri Villard	$75	3,000	$48	$123
Jeff Grout	50	2,000	40	90
Nick Florio	50	2,000	40	90
Vincent Cebula	58	3,000	48	106
Alicia Barker	—	3,000	50	50
Brendan Flood	—	3,000	50	50
	$233	16,000	$276	$509
	Three Months Ended September 28, 2024
	Cash Compensation	Shares Issued	Value of Shares Issued	Compensation Expense Recognized
Dimitri Villard	$25	21,000	$45	$70
Nick Florio	25	21,000	45	70
Vincent Cebula	25	21,000	45	70
Alicia Barker	—	21,000	44	44
Brendan Flood	—	21,000	44	44
	$75	105,000	$223	$298
	Three Months Ended September 30, 2023
	Cash Compensation	Shares Issued	Value of Shares Issued	Compensation Expense Recognized
Dimitri Villard	$25	1,000	$8	$33
Jeff Grout	—	—	—	—
Nick Florio	25	—	—	25
Vincent Cebula	8	1,000	8	16
Alicia Barker	—	1,000	8	8
Brendan Flood	—	1,000	8	8
	$58	$4,000	$32	$90
In addition to the Series A Preferred Shares and notes and warrants issued to Jackson, the following are other related party transactions:
	Twelve Months Ended December 30, 2023
	Cash Compensation	Shares Issued	Value of Shares Issued	Compensation Expense Recognized
Dimitri Villard	$75	30,000	$48	$123
Jeff Grout	50	20,000	40	90
Nick Florio	75	20,000	40	115
Vincent Cebula	58	30,000	48	106
Alicia Barker	—	30,000	50	50
Brendan Flood	—	30,000	50	50
	$258	160,000	$276	$534
	Twelve Months Ended December 31, 2022
	Cash Compensation	Shares Issued	Value of Shares Issued	Compensation Expense Recognized
Dimitri Villard	$100	10,600	$34	$134
Jeff Grout	100	10,600	34	134
Nick Florio	100	10,600	34	134
Vincent Cebula	100	10,600	34	134
Alicia Barker	—	10,600	34	34
Brendan Flood	—	10,000	30	30
	$400	63,000	$200	$600